Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2019	67,000	13.98	€
Granted (1)	591,685	20.10	€
Vested	(3,000)	23.84	€
Cancelled	(26,035)	16.45	€

Unvested balance at December 31, 2020	629,650	19.59	€
Granted	510,316	8.31	€
Vested	(32,000)	14.39	€
Cancelled	(185,265)	16.49	€

Unvested balance at December 31, 2021	922,701	14.15	€

(1)
423,285 free shares have been granted in October 2020 under the Amended Second Free Shares 2018 Plan and are under non-market
performance vesting conditions and with a minimum vesting period of three years. These free shares have been granted to a large number of our employees. 330,041 free shares have been granted in March 2021 under the Amended Second Free Shares 2018 Plan with a minimum vesting period of three years, and 103,000 of which granted to executive officers are under non-market
performance vesting conditions. These free shares have been granted to a large number of our employees.

Warrants [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life
Balance as of December 31, 2019	852,260	25.86	€918,927	26.72		€6.2y
Granted	—	—	—	—
Exercised	—	—	(19,702)	8.28	€
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	—	—	—
Exercised	—	—	(3,000)	18.68	€
Forfeited or Expired	—	—	—	—

Balance as of December 31, 2021	896,225	27.18	€896,225	27.18		€4.3y

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model
The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017
Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Stock options [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2019	6,922,172	26.30	€9,672,382	24.22		€6.8y
Granted	—	—	479,000	12.54	€
Exercised	—	—	(291,053)	17.86	€
Forfeited or Expired	—	—	(373,672)	20.61	€
Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	1,031,235	18.76	€
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(1,104,604)	24.27	€
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3y

Summary of assumptions Vesting Details
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2019	2020	2021

Weighted-Average fair values of stock options granted	10.26 €	7.00 €	5.76€
Assumptions:
Risk-free interest rate	-0.38% - 0.09%	0.00%	0.00%
Share entitlement per options	1	1	1
Exercise price	11.06€ - 18.25€	8.27€ - 15.84€	8.54€ - 19.44€
Grant date share fair value	11.32€ - 17.80€	9.14€ - 15.76€	7.42€ - 16.54€
Expected volatility	63.8% - 66.6%	61.3% - 62.8%	58.4% - 60.1%
Expected term (in years)	6.15 - 6.25	6.15	6.15
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Stock options [member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life

Balance as of December 31, 2019	1,789,567	$8.73	4,481,359	$11.73	6.8y
Granted	—	—	887,765	$4.67
Exercised	—	—	(58,575)	$3.60
Forfeited or Expired	—	—	(689,376)	$12.89

Balance as of December 31, 2020	2,347,665	$10.15	4,621,173	$10.30	6.2y
Granted	—	—	774,959	$5.20
Exercised	—	—	(61,372)	$3.70
Forfeited or Expired	—	—	(676,335)	$10.75

Balance as of December 31, 2021	2,789,110	$10.23	4,658,425	$9.47	5.6y

Summary of assumptions Vesting Details
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	2019	2020	2021

Weighted-Average fair values of stock options granted	$10.18	$3.24	$3.61
Assumptions:
Risk-free interest rate	1.7% - 2.5%	0.3% - 1.7%	0.6% - 1.2%
Share entitlement per options	1	1	1
Exercise price	$4.05 - $15.59	$3.42 - $7.30	$2.27 - $9.38
Grant date share fair value	$4.05 - $15.59	$3.42 - $7.30	$2.27 - $9.38
Expected volatility	52.6% - 78.9%	77.4% - 81.2%	80.1% - 91.0%
Expected term (in years)	6.8 - 10.0	6.0 - 10.0	5.5 - 6.5
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Restricted Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value

Unvested balance at December 31, 2019	813,526	$10.31
Granted	105,633	$6.54
Vested	(309,693)	$10.08
Cancelled	(61,659)	$10.80

Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	$4.59
Vested	(193,857)	$7.68
Cancelled	(189,628)	$10.91

Unvested balance at December 31, 2021	571,303	$6.15

Performance Stock Unit [Member] | Calyxt Inc. [member]
Statement [Line Items]
Summary of Information on Stock Option Activity
Information on performance stock unit activity follows:

Number of Performance Stock Units Outstanding
Unvested balance at December 31, 2019	311,667
Granted	—
Vested	—
Cancelled	—

Unvested balance at December 31, 2020	311,667
Granted	600,000
Vested	—
Cancelled	(166,667)

Unvested balance at December 31, 2021	745,000

Summary of assumptions Detail Of Stock Unit Activity Performance Stock	The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years
The estimated fair values of performance stock units granted in 2021, and the assumptions used were as follows:

Date of grant	07/01/2021
Estimated fair values of performance stock units granted:
At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3
Expected volatility	90.0%
Risk-free interest rate	0.4%